PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 91.0% of Net Assets
Non-Convertible Bonds – 90.9%
	ABS Car Loan – 1.4%
$2,396,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	$2,355,547
6,444,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	6,226,053
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	6,401,612
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028, 144A	7,854,114
1,066,905	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	1,059,663
3,525,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	3,387,481
2,065,000	Santander Bank Auto Credit-Linked Notes, Series 2022-C,Class B, 6.451%, 12/15/2032, 144A	2,064,624
1,310,000	Santander Bank Auto Credit-Linked Notes, Series 2022-C,Class C, 6.986%, 12/15/2032, 144A	1,309,764
6,705,237	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	6,589,292
8,315,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	8,088,717
9,095,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	8,747,973
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	18,970,145
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027, 144A	6,674,016

		79,729,001

	ABS Home Equity – 0.3%
2,836,921	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,656,676
12,026	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	11,869
1,004,981	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	917,479
109,667	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	102,335
489,901	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048, 144A(a)	451,646
254,872	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	246,536
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.638%, 10/25/2053, 144A(a)	1,252,165
4,254,377	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,124,126
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	4,652,850

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$4,742,622	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	$4,483,615

		18,899,297

	ABS Other – 1.6%
9,502,578	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	8,102,601
14,652,000	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	12,042,874
6,404,196	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	6,188,606
8,116,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052, 144A	7,036,464
13,657,025	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052, 144A	10,709,047
6,788,374	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	5,548,125
9,380,907	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	7,879,509
3,476,492	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	3,446,924
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30-day Average SOFR + 0.760%, 4.567%, 6/16/2036, 144A(b)	12,851,203
19,483,600	Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.940%, 8/20/2046, 144A	15,811,195
3,304,252	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	2,879,398

		92,495,946

	ABS Student Loan – 0.3%
3,926,306	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	3,523,765
9,527,825	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	8,131,102
3,700,049	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	3,172,645
2,607,206	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	2,359,306

		17,186,818

	ABS Whole Business – 0.3%
5,436,215	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	4,573,167
4,749,113	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	4,164,202
12,019,175	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051, 144A	9,392,841

		18,130,210

	Aerospace & Defense – 0.7%
13,774,000	Boeing Co. (The), 5.705%, 5/01/2040	13,134,370

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$17,264,000	Boeing Co. (The), 5.805%, 5/01/2050	$16,006,764
11,659,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	11,315,176
1,329,000	Textron, Inc., 3.000%, 6/01/2030	1,129,420

		41,585,730

	Agency Commercial Mortgage-Backed Securities – 0.7%
1,598,000	FHLMC, 3.100%, 6/01/2037	1,309,497
2,103,000	FHLMC, 3.100%, 6/01/2037	1,723,325
1,725,000	FHLMC, 3.100%, 6/01/2037	1,413,569
6,127,930	FHLMC, 3.350%, 8/01/2037	5,275,301
3,666,189	FHLMC, 3.450%, 5/01/2037	3,232,266
1,263,084	FHLMC, 3.700%, 5/01/2037	1,140,183
8,704,052	FHLMC, 3.750%, 5/01/2037	7,809,154
2,102,956	FHLMC, 3.900%, 7/01/2037	1,913,605
2,105,511	FHLMC, 3.900%, 7/01/2037	1,918,814
7,013,000	FNMA, 3.850%, 9/01/2037	6,260,418
160,000	FNMA, 3.940%, 9/01/2032	152,855
6,633,566	FNMA, 4.240%, 7/01/2038	6,143,219

		38,292,206

	Airlines – 0.6%
5,874,112	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	5,648,819
5,620,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	5,136,859
1,483,822	Continental Airlines Pass Through Trust, Series 2012-2A, 4.000%, 4/29/2026	1,411,426
14,151,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	13,301,968
3,745,992	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,526,402
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	2,100,414
2,333,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	2,031,333

		33,157,221

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 1.2%
$2,945,000	Dana, Inc., 4.250%, 9/01/2030	$2,372,551
16,142,000	General Motors Co., 5.000%, 4/01/2035	13,899,888
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	4,799,234
10,719,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	8,749,933
4,091,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	3,499,986
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	9,738,730
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	6,688,472
12,381,000	Lear Corp., 5.250%, 5/15/2049	10,136,872
7,676,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	7,520,724

		67,406,390

	Banking – 6.6%
15,905,000	Ally Financial, Inc., 3.050%, 6/05/2023	15,724,998
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	9,534,449
11,000,000	Banco Santander S.A., 1.849%, 3/25/2026	9,709,031
3,200,000	Banco Santander S.A., 2.958%, 3/25/2031	2,543,695
15,850,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	15,615,495
26,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	24,513,284
24,210,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	22,681,623
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	12,596,900
7,864,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	7,126,750
13,513,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	11,810,711
26,613,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	25,209,920
1,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	1,080,653
4,540,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	4,648,357
690,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	647,806
7,695,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	7,009,068

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	$8,099,442
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	6,096,858
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	4,939,661
9,985,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	8,808,847
12,486,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	13,322,852
1,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,264,609
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	12,601,255
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	3,493,712
22,355,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	18,747,262
11,576,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	9,538,112
11,895,000	Macquarie Bank Ltd., 3.231%, 3/21/2025, 144A	11,442,208
16,028,000	Morgan Stanley, (fixed rate to 4/05/2023, variable rate thereafter), 0.731%, 4/05/2024	15,798,117
5,931,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	5,440,214
8,220,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	7,052,617
8,050,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	6,158,441
24,503,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	23,036,213
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033, 144A	14,289,198
22,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	20,779,443
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,157,208
8,213,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	7,101,429
14,630,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	12,472,337

		386,092,775

	Building Materials – 0.5%
13,390,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029, 144A	10,943,245
8,962,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	7,564,241
12,838,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	11,055,315

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$17,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	$15,828

		29,578,629

	Cable Satellite – 0.7%
14,940,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	11,026,392
20,290,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	15,471,336
2,885,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,112,122
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	649,792
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,955,904
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	6,818,661
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,616,536

		39,650,743

	Chemicals – 1.2%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,341,535
2,595,000	Ashland LLC, 3.375%, 9/01/2031, 144A	2,074,108
20,353,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	19,288,765
6,925,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	6,898,057
2,795,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,715,738
5,370,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	5,106,590
6,317,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	6,001,150
7,271,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	6,316,681
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	9,151,292
2,130,000	Sociedad Quimica y Minera de Chile S.A., 3.500%, 9/10/2051, 144A	1,568,660
10,424,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	8,833,714
3,031,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	2,874,449

		72,170,739

	Collateralized Mortgage Obligations – 0.1%
217,603	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 4.192%, 10/20/2060(b)	215,439

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$144,638	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 4.362%, 8/20/2062(b)	$143,635
784	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	682
12,459	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	10,909
10,131	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	9,132
84,151	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	75,615
6,989,604	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	6,739,386
6,822	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 4.122%, 5/20/2063(b)(c)	6,492

		7,201,290

	Consumer Cyclical Services – 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	1,806,182

	Consumer Products – 0.3%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	1,724,327
5,250,000	Natura &Co Luxembourg Holdings S.a.r.l., 6.000%, 4/19/2029, 144A	4,592,543
11,615,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	9,477,956
5,155,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	4,229,832

		20,024,658

	Electric – 1.7%
3,587,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	3,382,184
1,609,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	1,419,138
10,104,000	Calpine Corp., 5.000%, 2/01/2031, 144A	8,476,285
12,220,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 4.776%, 5/13/2024(b)	12,077,716
12,579,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	10,443,702
21,248,458	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	20,374,147
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,166,241
852,000	Edison International, 4.950%, 4/15/2025	837,858
2,811,000	Enel Americas S.A., 4.000%, 10/25/2026	2,674,301
1,348,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	1,329,627

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$4,316,000	Entergy Corp., 2.800%, 6/15/2030	$3,645,461
14,622,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	13,560,773
3,800,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	2,853,990
5,584,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	5,006,807
7,133,000	Transelec S.A., 4.250%, 1/14/2025, 144A	6,934,103
3,713,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,701,118

		98,883,451

	Finance Companies – 2.3%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,332,440
16,050,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	15,033,367
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	16,591,852
22,047,000	Ares Capital Corp., 2.150%, 7/15/2026	18,666,579
15,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	12,382,167
17,929,000	FS KKR Capital Corp., 3.400%, 1/15/2026	15,898,598
6,000,000	Navient Corp., 5.000%, 3/15/2027	5,252,478
6,547,000	Navient Corp., MTN, 6.125%, 3/25/2024	6,413,567
2,850,000	OneMain Finance Corp., 3.500%, 1/15/2027	2,359,714
8,215,000	OneMain Finance Corp., 3.875%, 9/15/2028	6,532,732
3,537,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	2,917,781
13,397,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	11,697,684
10,958,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	9,583,338
5,769,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	4,403,336
1,155,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	862,623

		133,928,256

	Financial Other – 0.1%
4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	4,027,831

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.8%
$5,573,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	$5,066,276
12,823,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	11,268,184
13,008,000	BRF S.A., 5.750%, 9/21/2050, 144A	9,267,290
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	2,009,140
10,765,000	Minerva Luxembourg S.A., 4.375%, 3/18/2031, 144A	8,834,082
5,634,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	4,736,282
4,996,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	4,310,249
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,217,467

		46,708,970

	Government Owned - No Guarantee – 2.0%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	5,901,467
17,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	16,269,828
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,439,281
7,565,000	Freeport Indonesia PT, 5.315%, 4/14/2032, 144A	6,955,488
16,956,000	NBN Co. Ltd., 1.450%, 5/05/2026, 144A	14,971,694
6,985,000	OCP S.A., 3.750%, 6/23/2031, 144A	5,839,460
17,320,000	OCP S.A., 5.625%, 4/25/2024, 144A	17,268,352
6,236,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	6,209,659
10,588,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	7,176,674
11,825,000	Tennessee Valley Authority, 4.250%, 9/15/2065	10,262,445
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,168,324
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,347,865
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	9,665,730

		115,476,267

	Health Insurance – 0.2%
1,886,000	Centene Corp., 2.500%, 3/01/2031	1,475,744
2,495,000	Centene Corp., 2.625%, 8/01/2031	1,960,571

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$7,364,000	Centene Corp., 3.375%, 2/15/2030	$6,225,305

		9,661,620

	Healthcare – 0.1%
11,260,000	HCA, Inc., 4.625%, 3/15/2052, 144A	8,763,608

	Home Construction – 0.2%
4,091,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	3,586,541
8,190,000	NVR, Inc., 3.000%, 5/15/2030	6,875,447

		10,461,988

	Independent Energy – 0.7%
2,626,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,489,952
8,277,000	Devon Energy Corp., 4.500%, 1/15/2030	7,705,833
11,391,292	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	10,992,597
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,622,097
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,335,184
601,000	EQT Corp., 5.000%, 1/15/2029	564,194
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	8,880,844
6,117,000	Pan American Energy LLC, 9.125%, 4/30/2027, 144A	6,853,609

		43,444,310

	Industrial Other – 0.1%
3,408,000	Georgetown University (The), Series A, 5.215%, 10/01/2118	2,983,125

	Life Insurance – 0.2%
12,491,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	11,879,890
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	1,672,764

		13,552,654

	Lodging – 0.1%
5,147,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	4,121,718

	Media Entertainment – 1.0%
9,549,000	AMC Networks, Inc., 4.250%, 2/15/2029	5,949,958

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$1,701,451
4,808,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	3,989,342
11,303,000	Prosus NV, 3.680%, 1/21/2030, 144A	9,397,840
13,750,000	Prosus NV, 3.832%, 2/08/2051, 144A	8,307,308
15,925,000	Warnermedia Holdings, Inc., 3.528%, 3/15/2024, 144A	15,431,166
17,750,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062, 144A	13,002,940

		57,780,005

	Metals & Mining – 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,543,146
2,245,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	2,015,530
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	2,426,171
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	7,640,096
9,977,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	8,297,706
13,633,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	10,751,257
24,397,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	19,809,144
3,555,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	3,051,568

		55,534,618

	Midstream – 0.7%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	469,477
125,000	Energy Transfer LP, 5.400%, 10/01/2047	105,882
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,501,990
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,448,654
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,341,325
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	2,336,809
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	1,826,333
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	868,455
12,205,000	Sempra Global, 3.250%, 1/15/2032, 144A	9,730,499

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	$935,896
10,936,000	Williams Cos., Inc. (The), 3.500%, 11/15/2030	9,561,114

		40,126,434

	Mortgage Related – 26.1%
52,098,667	FHLMC, 1.500%, with various maturities from 2050 to 2051(d)	39,067,493
174,026,817	FHLMC, 2.000%, with various maturities from 2050 to 2052(d)	141,588,259
234,687,385	FHLMC, 2.500%, with various maturities from 2050 to 2052(d)	199,016,496
56,331,921	FHLMC, 3.000%, with various maturities from 2042 to 2052(d)	49,678,170
16,939,096	FHLMC, 3.500%, with various maturities from 2043 to 2052(d)	15,609,709
24,457,987	FHLMC, 4.000%, with various maturities from 2044 to 2052(d)	22,982,334
92,051,366	FHLMC, 4.500%, with various maturities from 2041 to 2052(d)	88,665,489
14,618,501	FHLMC, 5.000%, with various maturities from 2048 to 2052(d)	14,625,432
4,209	FHLMC, 6.000%, 6/01/2035	4,358
37,054,898	FNMA, 1.500%, 2/01/2051	28,628,582
387,907,902	FNMA, 2.000%, with various maturities from 2037 to 2052(d)	320,928,310
255,404,273	FNMA, 2.500%, with various maturities from 2045 to 2062(d)	214,758,813
65,617,684	FNMA, 3.000%, with various maturities from 2045 to 2052(d)	58,151,730
115,214,553	FNMA, 3.500%, with various maturities from 2043 to 2052(d)	105,041,718
19,531,263	FNMA, 4.000%, with various maturities from 2041 to 2052(d)	18,571,172
25,602,655	FNMA, 4.500%, with various maturities from 2043 to 2052(d)	24,797,374
121,013,782	FNMA, 5.000%, with various maturities from 2048 to 2052(d)	119,499,750
3,195,142	FNMA, 5.500%, 4/01/2050	3,247,508
2,021,582	FNMA, 6.000%, with various maturities from 2034 to 2049(d)	2,088,361
4,782	FNMA, 6.500%, with various maturities from 2029 to 2031(d)	4,901
17,067	FNMA, 7.000%, with various maturities in 2030(d)	17,123
9,921	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	10,187

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$4,398	GNMA, 3.660%, 7/20/2063(a)	$4,258
1,104	GNMA, 3.890%, 12/20/2062(a)	1,028
5,167	GNMA, 4.317%, 8/20/2061(a)	5,054
5,289,053	GNMA, 4.388%, 12/20/2066(a)	5,163,755
19,311	GNMA, 4.390%, with various maturities in 2062(a)(d)	18,105
3,885,711	GNMA, 4.414%, 11/20/2066(a)	3,813,170
2,435,010	GNMA, 4.421%, 2/20/2066(a)	2,384,347
2,227	GNMA, 4.422%, 5/20/2063(a)	2,168
1,538,904	GNMA, 4.438%, 10/20/2066(a)	1,504,892
1,191,505	GNMA, 4.447%, 2/20/2066(a)	1,165,794
1,460,719	GNMA, 4.451%, 6/20/2066(a)	1,433,202
1,713,124	GNMA, 4.481%, 12/20/2063(a)	1,689,716
1,679,930	GNMA, 4.491%, 9/20/2066(a)	1,646,867
2,737,302	GNMA, 4.496%, 12/20/2064(a)	2,694,390
2,688,410	GNMA, 4.522%, 6/20/2066(a)	2,635,996
2,788,724	GNMA, 4.540%, 12/20/2064(a)	2,740,242
2,527,989	GNMA, 4.546%, 2/20/2065(a)	2,487,929
1,782,543	GNMA, 4.549%, 6/20/2064(a)	1,758,297
323,786	GNMA, 4.600%, 1/20/2064(a)	321,438
3,825,136	GNMA, 4.604%, 10/20/2064(a)	3,766,732
1,288,599	GNMA, 4.614%, 4/20/2066(a)	1,266,759
973,716	GNMA, 4.615%, 1/20/2065(a)	957,651
3,363,682	GNMA, 4.628%, 2/20/2065(a)	3,307,900
2,717,558	GNMA, 4.631%, 3/20/2066(a)	2,669,583
1,448,468	GNMA, 4.632%, 3/20/2065(a)	1,425,860
1,236,974	GNMA, 4.644%, 1/20/2064(a)	1,225,994

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$2,588	GNMA, 4.657%, 5/20/2063(a)	$2,531
7,272,587	GNMA, 4.659%, with various maturities from 2064 to 2066(a)(d)	7,164,351
2,762,667	GNMA, 4.663%, 1/20/2065(a)	2,721,096
1,257,118	GNMA, 4.700%, with various maturities from 2062 to 2066(a)(d)	1,234,556
2,179,921	GNMA, 4.718%, 1/20/2064(a)	2,154,108
83,317	GNMA, 5.500%, 4/15/2038	86,663
16,521	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	17,073
20,216	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	20,780
17,500	GNMA, 7.000%, 9/15/2025	17,509
2,108	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	2,127

		1,526,495,190

	Natural Gas – 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	2,311,565

	Non-Agency Commercial Mortgage-Backed Securities – 2.2%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1-month LIBOR + 0.874%, 5.192%, 10/15/2038, 144A(b)	20,448,965
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,434,302
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	2,979,813
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,067,568
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,332,553
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1-month SOFR + 1.525%, 5.851%, 12/15/2038, 144A(b)	6,639,126
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	12,275,886
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,157,223
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,491,885
829,196	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.792%, 7/10/2046, 144A(a)	803,280
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037, 144A	1,903,611
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	10,212,095

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$6,247,630	Extended Stay America Trust, Series 2021-ESH, Class A, 1-month LIBOR + 1.080%, 5.398%, 7/15/2038, 144A(b)	$6,067,381
1,449,645	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 6.568%, 7/15/2038, 144A(b)	1,387,826
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.154%, 8/10/2044, 144A(a)	4,234,334
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,121,689
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	5,418,206
8,370,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 5.268%, 11/15/2038, 144A(b)	8,055,126
3,825,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.198%, 8/15/2046(a)	3,769,420
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.844%, 6/15/2044, 144A(a)	4,456,022
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	5,059,348

		127,315,659

	Paper – 0.2%
10,675,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	10,472,236

	Pharmaceuticals – 0.3%
9,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	8,118,858
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,545,431
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,172,511

		16,836,800

	Property & Casualty Insurance – 0.1%
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,223,494
5,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	3,841,185

		6,064,679

	Refining – 0.3%
19,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	15,067,540

	REITs - Apartments – 0.0%
1,715,000	American Homes 4 Rent, 3.375%, 7/15/2051	1,067,219

	REITs - Diversified – 0.3%
3,790,000	EPR Properties, 3.600%, 11/15/2031	2,745,859

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Diversified – continued
$13,668,000	iStar, Inc., 4.250%, 8/01/2025	$13,393,609

		16,139,468

	Retailers – 0.8%
3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	1,842,835
12,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	10,565
242,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	202,397
9,905,000	Dick’s Sporting Goods, Inc., 4.100%, 1/15/2052	6,385,526
22,289,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	21,063,105
8,985,000	Falabella S.A., 3.375%, 1/15/2032, 144A	7,183,635
20,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	16,929
856,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	829,060
2,037,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	1,820,204
6,632,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	5,395,830
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,542,344

		48,292,430

	Sovereigns – 0.7%
12,229,000	Dominican Republic International Bond, 4.875%, 9/23/2032, 144A	10,150,817
9,370,000	Dominican Republic International Bond, 5.300%, 1/21/2041, 144A	7,230,113
15,265,000	Egypt Government International Bond, 7.625%, 5/29/2032, 144A	11,273,202
14,320,000	Republic of South Africa Government International Bond, 7.300%, 4/20/2052	12,322,360

		40,976,492

	Technology – 2.0%
2,425,000	Baidu, Inc., 2.375%, 10/09/2030	1,927,705
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,255,071
3,890,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	2,860,186
10,254,000	Corning, Inc., 5.450%, 11/15/2079	8,849,834
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	1,984,036

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$4,324,000		Equifax, Inc., 7.000%, 7/01/2037	$4,504,331
11,320,000		HCL America, Inc., 1.375%, 3/10/2026, 144A	10,006,654
14,421,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	14,864,670
12,214,000		Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	10,039,175
5,460,000		Jabil, Inc., 3.000%, 1/15/2031	4,519,564
6,371,000		Microchip Technology, Inc., 4.333%, 6/01/2023	6,343,790
6,151,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	5,850,867
13,301,000		Oracle Corp., 4.100%, 3/25/2061	9,233,139
4,505,000		Qorvo, Inc., 1.750%, 12/15/2024, 144A	4,148,880
3,513,000		Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	3,376,133
39,000		Science Applications International Corp., 4.875%, 4/01/2028, 144A	36,075
4,204,000		Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	3,458,378
13,563,000		Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	8,120,163
11,682,000		Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	9,885,075

			114,263,726

		Tobacco – 0.4%
26,019,000		BAT Capital Corp., 2.789%, 9/06/2024	24,897,222

		Treasuries – 28.3%
2,968,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	13,776,491
22,562,431	(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	112,496,641
213,447,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	4,873,853
49,100,000		U.S. Treasury Bond, 1.125%, 8/15/2040	30,491,867
154,795,000		U.S. Treasury Bond, 1.750%, 8/15/2041	105,931,782
234,700,000		U.S. Treasury Bond, 2.000%, 11/15/2041	167,581,301
70,430,000		U.S. Treasury Bond, 2.250%, 2/15/2052	48,976,361
71,990,000		U.S. Treasury Bond, 2.375%, 2/15/2042	54,965,490

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$46,925,000	U.S. Treasury Bond, 3.250%, 5/15/2042	$41,140,027
44,725,000	U.S. Treasury Bond, 3.375%, 8/15/2042	39,972,969
25,275,000	U.S. Treasury Bond, 4.000%, 11/15/2052	25,310,543
97,150,000	U.S. Treasury Note, 2.750%, 7/31/2027	91,916,803
182,200,000	U.S. Treasury Note, 2.750%, 8/15/2032	165,915,875
1,135,000	U.S. Treasury Note, 2.875%, 5/15/2032	1,045,973
175,885,000	U.S. Treasury Note, 3.125%, 8/31/2029	166,973,952
34,855,000	U.S. Treasury Note, 3.875%, 11/30/2027	34,664,387
78,445,000	U.S. Treasury Note, 3.875%, 12/31/2027	77,991,490
175,610,000	U.S. Treasury Note, 3.875%, 9/30/2029	174,368,383
20,915,000	U.S. Treasury Note, 3.875%, 11/30/2029	20,774,477
15,815,000	U.S. Treasury Note, 4.125%, 9/30/2027	15,874,306
19,250,000	U.S. Treasury Note, 4.125%, 10/31/2027	19,320,684
17,300,000	U.S. Treasury Note, 4.125%, 11/15/2032	17,654,109
24,000,000	U.S. Treasury Note, 4.250%, 12/31/2024	23,916,563
118,500,000	U.S. Treasury Note, 4.500%, 11/30/2024	118,504,629
3,428,157,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	74,079,922
93,095,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,125,733

		1,650,644,611

	Wireless – 1.0%
5,400,000	America Movil SAB de CV, 2.875%, 5/07/2030	4,584,273
14,780,000	America Movil SAB de CV, 5.375%, 4/04/2032, 144A	13,377,230
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	17,066,323
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	756,772
5,305,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	4,217,475
7,180,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	5,640,249

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$5,452,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	$4,585,776
11,510,000	SBA Communications Corp., 3.125%, 2/01/2029	9,570,450

		59,798,548

	Wirelines – 0.6%
17,028,000	AT&T, Inc., 1.700%, 3/25/2026	15,345,582
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,369,792
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,312,134
11,391,000	AT&T, Inc., 3.650%, 9/15/2059	7,624,349
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,201,407

		34,853,264

	Total Non-Convertible Bonds (Identified Cost $6,037,679,737)	5,304,359,339

	Municipals – 0.1%
	Virginia – 0.1%
12,785,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	7,474,753

	Total Municipals (Identified Cost $12,785,000)	7,474,753

	Total Bonds and Notes (Identified Cost $6,050,464,737)	5,311,834,092

	Senior Loans – 1.6%
	Brokerage – 0.1%
3,103,168	AllSpring Buyer LLC, Term Loan B, 3-month LIBOR + 3.000%, 7.750%, 11/01/2028(b)(e)	3,055,844
3,615,635	Citadel Securities LP, 2021 Term Loan B, 1-month SOFR + 2.50%, 6.938%, 2/02/2028(b)(f)	3,540,611

		6,596,455

	Building Materials – 0.2%
5,061,803	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 6.384%, 1/15/2027(b)(f)	5,013,007
4,832,530	Beacon Roofing Supply, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 6.634%, 5/19/2028(b)(f)	4,783,432
1,517,945	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.625%, 7.009%, 2/01/2027(b)(f)	1,498,971
4,007,724	Quikrete Holdings, Inc., 2021 Term Loan B1, 1-month LIBOR + 3.000%, 7.384%, 3/18/2029(b)(f)	3,971,414

		15,266,824

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued
	Cable Satellite – 0.1%
$3,220,147	UPC Broadband Holding BV, 2020 USD Term Loan AT, 1-month LIBOR + 2.250%, 6.568%, 4/30/2028(b)(f)	$3,136,617
3,715,845	Virgin Media Bristol LLC, USD Term Loan N, 1-month LIBOR + 2.500%, 6.818%, 1/31/2028(b)(f)	3,648,179

		6,784,796

	Consumer Cyclical Services – 0.2%
4,148,401	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 3-month LIBOR + 3.750%, 8.500%, 9/07/2028(b)(e)	4,096,546
4,289,675	RE/MAX International, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 6.938%, 7/21/2028(b)(e)	3,987,596
3,586,143	Uber Technologies, Inc., 2021 Term Loan B, 3-month LIBOR + 3.500%, 8.235%, 2/25/2027(b)(f)	3,576,532

		11,660,674

	Consumer Products – 0.0%
2,599,085	SRAM LLC, 2021 Term Loan B, 1-month LIBOR + 2.750%, 7.134%, 5/18/2028(b)(e)	2,524,362

	Electric – 0.1%
4,482,647	Calpine Corp., 2019 Term Loan B10, 1-month LIBOR + 2.000%, 6.384%, 8/12/2026(b)(f)	4,419,352
3,670,274	Pacific Gas & Electric Co., 2020 Term Loan, 1-month LIBOR + 3.000%, 7.438%, 6/23/2025(b)(e)	3,637,021

		8,056,373

	Financial Other – 0.1%
3,623,563	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 6.134%, 11/16/2026(b)(f)	3,568,557

	Food & Beverage – 0.1%
3,584,551	Aramark Services, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 6.884%, 4/06/2028(b)(f)	3,527,198

	Gaming – 0.1%
3,191,488	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 2.000%, 6.390%, 3/17/2028(b)(f)	3,156,924

	Media Entertainment – 0.1%
2,964,421	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 2.750%, 7.134%, 1/07/2028(b)(g)	2,877,089
3,643,832	WMG Acquisition Corp., 2021 Term Loan G, 1-month LIBOR + 2.125%, 6.509%, 1/20/2028(b)(f)	3,596,754

		6,473,843

	Pharmaceuticals – 0.1%
4,082,389	Elanco Animal Health, Inc., Term Loan B, 1-month LIBOR + 1.750%, 5.870%, 8/01/2027(b)(f)	3,913,337

	Property & Casualty Insurance – 0.1%
5,493,149	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 7.634%, 12/23/2026(b)(f)	4,885,497

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued
	Restaurants – 0.1%
$4,887,105	1011778 B.C. Unlimited Liability Co., Term Loan B4, LIBOR + 1.75%, 6.141%, 11/19/2026(f)(h)	$4,795,471

	Retailers – 0.1%
6,582,303	Restoration Hardware, Inc., Term Loan B, 1-month LIBOR + 2.500%, 6.884%, 10/20/2028(b)(e)	6,040,909

	Technology – 0.1%
3,610,014	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 6.384%, 1/02/2026(b)(f)	3,551,352
4,103,947	SS&C Technologies, Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 6.134%, 4/16/2025(b)(f)	4,026,998

		7,578,350

	Total Senior Loans (Identified Cost $97,206,295)	94,829,570

Collateralized Loan Obligations – 1.8%
1,585,000	AMMC CLO Ltd., Series 2018-22A, Class D, 3-month LIBOR + 2.700%, 7.058%, 4/25/2031, 144A(b)	1,427,511
400,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 5.579%, 10/15/2030, 144A(b)	385,305
1,000,000	Atrium XIII, Series 13A, Class A1, 3-month LIBOR + 1.180%, 5.505%, 11/21/2030, 144A(b)	990,524
1,165,000	Bain Capital Credit CLO, Series 2019-1A, Class CR, 3-month LIBOR + 2.150%, 6.377%, 4/19/2034, 144A(b)	1,088,939
420,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 3-month LIBOR + 3.100%, 7.343%, 10/20/2034, 144A(b)	369,023
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3-month LIBOR + 1.550%, 5.629%, 7/15/2032, 144A(b)	1,342,775
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3-month LIBOR + 3.250%, 7.329%, 4/15/2034, 144A(b)	353,999
1,675,000	Betony CLO Ltd., Series 18-1A, Class A2, 3-month LIBOR + 1.600%, 6.015%, 4/30/2031, 144A(b)	1,607,226
1,575,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3-month LIBOR + 1.750%, 6.108%, 7/25/2034, 144A(b)	1,503,059
2,035,000	Carbone CLO Ltd., Series 2017-1A, Class A1, 3-month LIBOR + 1.140%, 5.383%, 1/20/2031, 144A(b)	2,004,835
400,000	CarVal CLO II Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.200%, 7.443%, 4/20/2032, 144A(b)	367,750
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 7.193%, 7/20/2032, 144A(b)	3,207,371
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3-month LIBOR + 1.650%, 5.729%, 7/17/2034, 144A(b)	503,066
2,165,000	CIFC Funding Ltd., Series 18-2RA, Class A2, 3-month LIBOR + 1.250%, 5.493%, 1/20/2028, 144A(b)	2,124,647
540,000	CIFC Funding Ltd., Series 2019-3A, Class CR, 3-month LIBOR + 3.050%, 7.129%, 10/16/2034, 144A(b)	510,059
2,500,000	CIFC Funding Ltd., Series 2019-5A, Class CR, 3-month LIBOR + 3.150%, 7.229%, 1/15/2035, 144A(b)	2,367,543
1,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3-month LIBOR + 1.650%, 5.729%, 7/15/2036, 144A(b)	1,865,208
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3-month LIBOR + 3.100%, 7.343%, 10/20/2034, 144A(b)	4,252,054

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3-month LIBOR + 3.000%, 7.325%, 1/23/2035, 144A(b)	$6,454,254
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3-month LIBOR + 1.170%, 5.413%, 7/20/2034, 144A(b)	7,398,320
840,755	Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR, 3-month LIBOR + 0.820%, 5.426%, 11/15/2028, 144A(b)	830,719
5,450,000	Dryden CLO Ltd., Series 2020-78A, Class A, 3-month LIBOR + 1.180%, 5.259%, 4/17/2033, 144A(b)	5,333,931
2,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3-month LIBOR + 1.160%, 5.403%, 10/20/2034, 144A(b)	2,454,551
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3-month LIBOR + 1.240%, 5.319%, 4/15/2033, 144A(b)	2,655,966
1,750,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3-month LIBOR + 3.650%, 7.729%, 10/15/2034, 144A(b)	1,554,705
500,000	Generate CLO Ltd., Series 9A,Class A, 3-month LIBOR + 1.200%, 5.443%, 10/20/2034, 144A(b)	482,070
1,650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 2.950%, 7.029%, 10/15/2030, 144A(b)	1,536,640
2,000,000	LCM XX LP, Series 20A, Class BR, 3-month LIBOR + 1.550%, 5.793%, 10/20/2027, 144A(b)	1,965,688
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3-month LIBOR + 1.375%, 5.454%, 1/17/2030, 144A(b)	1,149,602
1,650,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class DR, 3-month LIBOR + 3.150%, 7.229%, 10/15/2034, 144A(b)	1,544,190
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3-month LIBOR + 1.900%, 6.143%, 4/20/2032, 144A(b)	448,896
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3-month LIBOR + 1.350%, 5.593%, 4/20/2034, 144A(b)	1,187,783
4,320,000	Magnetite XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.050%, 7.408%, 1/25/2035, 144A(b)	4,044,509
1,900,000	Magnetite XXX Ltd., Series 2021-30A, Class D, 3-month LIBOR + 2.950%, 7.308%, 10/25/2034, 144A(b)	1,782,327
465,000	MP CLO VIII Ltd., Class ARR, Series 2015-2A, 3-month LIBOR + 1.200%, 5.574%, 4/28/2034, 144A(b)	448,005
3,410,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 5.479%, 4/16/2033, 144A(b)	3,281,351
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.800%, 7.043%, 10/20/2034, 144A(b)	2,432,515
1,150,000	OCP CLO Ltd., Series 2021-21A, Class D, 3-month LIBOR + 2.950%, 7.193%, 7/20/2034, 144A(b)	1,042,533
7,630,000	OHA Credit Funding Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 5.694%, 1/18/2034, 144A(b)	7,350,452
720,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, 3-month LIBOR + 2.900%, 7.575%, 2/20/2034, 144A(b)	664,131
3,895,000	OHA Credit Partners XIII Ltd., Series 2016-13A, Class DR, 3-month LIBOR + 3.200%, 7.478%, 10/25/2034, 144A(b)	3,692,254
260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3-month LIBOR + 1.950%, 6.193%, 7/20/2030, 144A(b)	247,286
2,120,000	Palmer Square Loan Funding Ltd., Series 2020-4A, Class C, 3-month LIBOR + 3.600%, 8.357%, 11/25/2028, 144A(b)	2,057,691
415,000	Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 3-month LIBOR + 1.350%, 6.025%, 2/20/2028, 144A(b)	407,896
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.750%, 5.829%, 10/15/2034, 144A(b)	5,421,365
1,245,000	Post CLO Ltd., Series 2022-1A, Class B, 3-month SOFR + 1.900%, 5.863%, 4/20/2035, 144A(b)	1,198,864

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$3,730,000	PPM CLO Ltd., Series 2021-5A, Class B, 3-month LIBOR + 1.700%, 5.894%, 10/18/2034, 144A(b)	$3,563,945
3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3-month LIBOR + 3.250%, 7.444%, 1/18/2034, 144A(b)	2,959,424
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3-month LIBOR + 1.650%, 5.893%, 4/20/2034, 144A(b)	1,408,875
1,000,000	Signal Peak CLO Ltd., Series 2022-12A, Class B1, 3-month SOFR + 2.600%, 4.717%, 7/18/2034, 144A(b)	972,694
1,000,000	Silver Creek CLO Ltd., Series 2014-1A, Class DR, 3-month LIBOR + 3.350%, 7.593%, 7/20/2030, 144A(b)	937,643
400,000	Symphony CLO XIV Ltd., Series 2014-14A, Class CR, 3-month LIBOR + 2.100%, 6.111%, 7/14/2026, 144A(b)	396,590
1,000,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 3-month LIBOR + 1.180%, 5.423%, 7/20/2034, 144A(b)	973,929
500,000	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 3-month LIBOR + 1.170%, 5.413%, 1/20/2035, 144A(b)	485,999
250,000	Wind River CLO Ltd., Series 2021-3A, Class A, 3-month LIBOR + 1.150%, 5.393%, 7/20/2033, 144A(b)	242,318

	Total Collateralized Loan Obligations (Identified Cost $111,476,952)	107,280,805

Short-Term Investments – 6.5%
75,064,834	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $75,079,847 on 1/03/2023 collateralized by $38,019,100 U.S. Treasury Inflation Indexed Bond, 3.625% due 4/15/2028 valued at $76,566,293 including accrued interest(i)	75,064,834
72,000,000	U.S. Treasury Bills, 3.267%-3.508%, 1/05/2023(j)(k)	71,985,460
45,210,000	U.S. Treasury Bills, 3.322%-3.369%, 1/10/2023(j)(k)	45,178,198
121,955,000	U.S. Treasury Bills, 3.431%-3.601%, 1/03/2023(j)(k)	121,955,000
66,190,000	U.S. Treasury Bills, 3.520%-3.554%, 1/17/2023(j)(k)	66,095,307

	Total Short-Term Investments (Identified Cost $380,261,926)	380,278,799

	Total Investments – 100.9% (Identified Cost $6,639,409,910)	5,894,223,266
	Other assets less liabilities – (0.9)%	(54,714,571)

	Net Assets – 100.0%	$5,839,508,695

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2022 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.

(d)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.

(f)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.

(g)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.

(h)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2022. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $1,284,498,666 or 22.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
MXN	Mexican Peso
UYU	Uruguayan Peso

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/22/2023	2,826	$319,029,931	$317,350,969	$(1,678,962)
2 Year U.S. Treasury Note	3/31/2023	669	137,015,549	137,197,266	181,717
5 Year U.S. Treasury Note	3/31/2023	3,123	338,638,154	337,064,416	(1,573,738)
Ultra 10 Year U.S. Treasury Note	3/22/2023	112	13,335,543	13,247,500	(88,043)
Ultra Long U.S. Treasury Bond	3/22/2023	528	71,550,203	$70,917,000	$(633,203)

Total					$(3,792,229)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$7,098,460	$102,830	$7,201,290
All Other Non-Convertible Bonds*	—	5,297,158,049	—	5,297,158,049

Total Non-Convertible Bonds	—	5,304,256,509	102,830	5,304,359,339

Municipals*	—	7,474,753	—	7,474,753

Total Bonds and Notes	—	5,311,731,262	102,830	5,311,834,092

Senior Loans*	—	94,829,570	—	94,829,570
Collateralized Loan Obligations	—	107,280,805	—	107,280,805
Short-Term Investments	—	380,278,799	—	380,278,799

Total Investments	—	5,894,120,436	102,830	5,894,223,266

Futures Contracts (unrealized appreciation)	181,717	—	—	181,717

Total	$181,717	$5,894,120,436	$102,830	$5,894,404,983

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,973,946)	$—	$—	$(3,973,946)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or December 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2022
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$122,859	$—	$82	$563	$601	$(21,275)	$—	$—	$102,830	$(496)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of December 31, 2022, the Fund used futures contracts and manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives Interest rate contracts	$181,717

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(3,973,946)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 15,530,000	$15,530,000

Industry Summary at December 31, 2022 (Unaudited)

Treasuries	28.3%
Mortgage Related	26.1
Banking	6.6
Finance Companies	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.2
Technology	2.1
Government Owned - No Guarantee	2.0
Other Investments, less than 2% each	23.0
Short-Term Investments	6.5
Collateralized Loan Obligations	1.8

Total Investments	100.9
Other assets less liabilities (including futures contracts)	(0.9)

Net Assets	100.0%